Fair value of assets and liabilities - Summary of valuation adjustment (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ (505)	€ (634)
Bid/Offer [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(111)	(121)
Model Risk [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(17)	(25)
CVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(180)	(238)
DVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(92)	(124)
CollVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(14)	(16)
FVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ (91)	€ (111)